UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

225 South Meramec Avenue      Suite 732 Tower        St. Louis, Missouri 63105

(Address of principal executive offices) (Zip code)

Freddie Jacobs

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end: 8/31

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the
Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).
The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the
Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the
Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Sparrow Growth Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
RNT	002535201	Aaron Rents, Inc.	5/3/2005	For all Directors	M		For	For
				Approval of Executive Bonus Plan	M		For	For
MO	02209S103	Altria Group	4/28/2005	For all Directors	M		For	For
				2005 Performance incentive plan	M		For	For
				2005 stock compensation plan	M		For	For
				Ratification of accounting firm	M		For	For
				Requesting elimination of animal testing	S		Against	For
				Requesting ways to warn pregnant women	S		Against	For
				Seeking to cease promoting ultra light and light brands	S		Against	For
				Seeking to extend NY fire safety products nationally	S		Against	For

BAC	060505104	Bank of America	4/27/2005	For all Directors	M	For	For
				Ratification of accounting firm	M	For	For
				Political Contributions	S	Against	For
				Nomination of directors	S	Against	For
CHL	16941M109	China Mobile (Hong Kong)	5/12/2005	Receive and consider financial statements and reports of directors and auditors	M	For	For
				Declaration of Dividend	M	For	For
				Re-election of Directors	M	For	For
				Re-appoint auditors and fix their remuneration	M	For	For
				Repurchase shares	M	For	For
				Issue, allot, and deal with additional shares	M	For	For
				Extend mandate to issue, allot and deal by the number of shares repurchased	M	For	For
CBH	200519106	Commerce Bancorp	5/17/2005	For all Directors	M	For	For
				Ratification and appointment of independent accountants	M	For	For
CFC	222372104	Countrywide Financial Corporation	6/15/2005	For all Directors	M	For	For
				Approve Annual incentive plan	M	For	For
				Ratify independent accounting firm	M	For	For
EASI	292866100	Engineered Support Systems	3/1/2005	For all Directors	M	For	For
				Stock Option Plan	M	For	For

FAF	318522307	First American Corporation	5/18/2005	For all Directors	M	For	For
FCFS	31942D107	First Cash Financial Services, Inc.	5/26/2005	For all Directors	M	For	For
				Ratification of independent auditors	M	For	For
GD	369550108	General Dynamics	5/4/2005	For all Directors	M	For	For
				Selection of Independent Auditors	M	For	For
				Future Severance Agreements	S	Against	For
				Foreign Military Sales	S	Against	For
HSY	427866108	Hershey Foods	4/19/2005	For all Directors	M	For	For
				Ratify independent auditors	M	For	For
				Approve increase in outstanding shares	M	For	For
				Approve name change	M	For	For

ITW	452308109	Illinois Tool Works	5/6/2005	For all Directors	M	For	For
				Ratification of accounting firm	M	For	For
				For business principles for workers in China	S	Against	For
				Requiring a majority vote for election of directors	S	Against	For
INTC	458140100	Intel Corporation	5/18/2005	For all Directors	M	For	For
				Ratification of independent accountants	M	For	For
				Amendment and extension of equity incentive plan	M	For	For
				Amendment and extension of executive officer incentive plan	M	For	For
JCI	478366107	Johnson Controls	5/2005	For all Directors	M	For	For
				For PriceWaterhouseCoopers as Independent Auditors	M	For	For
LEH	524908100	Lehman Brothers Holdings Inc.	4/5/2005	For all Directors	M	For	For
				Ratification of Ernst & Young LLP as independent auditors for the Fiscal year 2005	M	For	For
				Approval of stock incentive plan	M	For	For
				CEO compensation	S	Against	For
MI	571834100	Marshall & Isley	4/26/2005	For all Directors	M	For	For
				Ratify auditors	M	For	For
MNI	579489105	McClatchy Company	5/18/2005	For all Directors	M	For	For
				Approval of long term incentive plan	M	For	For
				Approve form of identification agreement	M	For	For
				Ratify independent auditors	M	For	For
MHP	580645109	McGraw Hill	4/27/2005	For all Directors	M	For	For
				Approval of short term incentive plan	M	For	For
				Increase in outstanding shares	M	For	For
				Ratification of accounting firm	M	For	For
				Poison Pill	M	Against	For

MDG	589975101	Meridian Gold	5/10/2005	For all Directors	M	For	For
				Appointment of auditors and fixing of remuneration	M	For	For
				Confirmation of resolution approving amended shareholder rights plan	M	For	For
MTLG	591676101	Metrologic Instruments, Inc.	6/16/2005	For all Directors	M	For	For
				Ratification of independent auditors	M	For	For
NKE	654106103	Nike, Inc.	9/20/2004	For all Directors	M	For	For
				Ratify appointment of PWC as accounting firm	M	For	For
				Transact other business as comes before the meeting	M	For	For
NVS	66987V109	Novartis	3/1/2005	Approval of Annual Report	M	For	For
				Approval of activities of Board	M	For	For
				Declaration of Dividend	M	For	For
				Reduction of share capital	M	For	For
				Stock Repurchase Program	M	For	For
				Re-election of Board members	M	For	For
				Appointment of Auditors	M	For	For
OXY	674599105	Occidental Petroleum	5/6/2005	For all Directors	M	For	For
				Ratification of accounting firm	M	For	For
				Approval of long term incentive plan	M	For	For
				Opposing Board sponsored Proposals	S	Against	For
				Regarding Future Golden Parachutes	S	Against	For
PEP	713448108	Pepsico	5/4/2005	For all Directors	M	For	For
				Ratification of accounting firm	M	For	For
				Shareholder Proposal	S	Against	For
PRGO	714290103	Perrigo Company	3/15/2005	Approval of all issuance shares of perrigo common stock in connection with merger	M	For	For
RCRC	749388104	RC2 Corporation	5/6/2005	For all Directors	M	For	For
				Approval of stock incentive plan	M	For	For
				Approval of Incentive Bonus and top management bonus plans	M	For	For
RD	780257804	Royal Dutch Petroleum Co.	6/28/2005	Finalizing Annual Accounts: 2004	M	For	For
				Declaration of Dividend	M	For	For
				Discharge Managing Directors for year 2004	M	For	For
				Discharge Supervisory Board members for year 2004	M	For	For
				Appointment of member of the Supervisory Board	M	For	For
				Authorization for acquisition of ordinary shares	M	For	For
				Cancellation of Ordinary shares held by the company	M	For	For
				Approval of implementation for unification of Company and "Shell" Transport and Trading company.	M	For	For
				Amend articles of association, acquire and cancel all priority shares	M	For	For
				Appointment of non-executive directors	M	For	For

				Adoption of remuneration policy for the Board of Directors	M	For	For
				Approval of amended Long-Term Incentive Plan	M	For	For
				Approval of amended Restricted Share Plan	M	For	For
				Approval of amended Deferred Bonus Plan	M	For	For
RYL	783764103	The Ryland Group	4/20/2005	For all Directors	M	For	For
				Approval of the Ryland group incentive plan	M	For	For
				Increase outstanding shares	M	For	For
				Consideration of a proposal from the Nathan Cummings Foundation	M	Against	For
SAP	803054204	SAP Ag	5/12/2005	Resolution of Appropriation of Retained Earnings	M	For	For
				Approval of Acts of Executive Board	M	For	For
				Approval of Acts of Supervisory Board	M	For	For
				Appointment of Auditor	M	For	For
				Election of members of supervisory board	M	For	For
				Adjustment of amounts and figures in 4(1) in articles of association	M	For	For
				Cancellation of contingent capital and delection of section 4(5) of articles of association	M	For	For
				Reduction of contingent capital and adjustment of amounts and figures in 4(7) of the articles	M	For	For
				Resolution on amendment of 1(1) of the articles	M	For	For
				Resolution on adjustment of the articles to reflect the provisions of the German Act	M	For	For
				Cancellation of authorized capital and creation of a new authorized capital	M	For	For
				Authorization to acquire and use treasury shares	M	For	For
				Authorization to use equity derivatives in connection with acquisition of treasury shares	M	For	For
SHLD	812350106	Sears, Roebuck and Co.	3/24/2005	Adoption of the agreement and plan of merger dated as of 11/16/04 by and among K-mart holding corp., Sears, Roebuck and Co.	M	For	For
SRE	816851109	Sempra Energy	4/5/2005	For all Directors	M	For	For
				Ratification of independent auditors	M	For	For
				Proposal regarding stock option expensing	M	For	Against
				Proposal regarding annual election of directors	M	For	Against
				Proposal regarding performance-based stock options	M	For	Against
				Proposal regarding shareholder rights plan	M	Against	For
SFG	852891100	Stancorp	5/9/2005	For all Directors	M	For	For
				Ratification of accounting firm	M	For	For
SRCL	858912108	Stericycle	4/27/2005	For all Directors	M	For	For
				Approval of 2005 incentive plan	M	For	For
				Ratification of accounting firm	M	For	For
				Elimination of incineration	S	Against	For
SYY	871829107	Sysco Corporation	11/12/2004	For all Directors	M	For	For
				To ratify appointment of E&Y as independent accountants	M	For	For
				To approve 2004 Stock Option Plan	M	For	For
				To approve payment of compensation to certain executive officers pursuant to the 2004 Long-Term Incentive Cash Plan	M	For	For
				Review policies for food containing genetically engineered ingredients	S	Against	For
				Other business brought before the meeting	M	For	For
TSM	874039100	Taiwan Semiconductor Mfg. Co. LTD	5/10/2005	Accept Business Report and Financial Statements	M	For	For
				Approve proposal for distribution of profits	M	For	For
				Approve Capitalization of Stock Dividends and employee profit sharing (in stock)	M	For	For
				Approve Revisions to articles of incorporation		For	For
TM	892331307	Toyota Motor Corporation	6/23/2005	Approval of Proposed Appropriation of Retained Earnings for the 101st Term	M	For	N/A
				Election of 26 Directors	M	For	N/A
				Election of 1 Corporate Auditor	M	For	N/A
				Issue of Stock Acquisition rights	M	For	N/A
				Repurchase of Shares	M	For	N/A
				Award of Bonus Payments to retiring directors	M	For	N/A
				Amendment - Disclosure of remuneration and bonus payments upon retirement of directors	M	For	N/A
				Amendment - Dislosure of Political Contributions	M	For	N/A
TSCO	892356106	Tractor Supply	4/21/2005	For all Directors	M	For	For
				Eliminate classification of Board of Directors	M	Against	For
				Remove Board of Directors	M	Against	For
				Ratification of accounting firm	M	For	For
UCBH	90262T308	UCBH Holding, Inc.	5/19/2005	For all Directors	M	For	For
				Ratification of independent auditors	M	For	For
UTX	913017109	United Technologies	4/13/2005	For all Directors	M	For	For
				Appointment of independent auditors	M	For	For
				Approval of all united technologies corp, 2005 long term incentive plan	M	For	For
				Concerning disclosure of executive compensation	S	Against	For
				Conscerning ethnical criteria for military contracts	S	Against	For
				Concerning CEO compensation	S	Against	For
WAG	931422109	Wal-Greens	1/12/2005	For all Directors	M	For	For
				Ratify appointment of Deloitte and Touche as independent registered public accounting firm	M	For	For
				Shareholder Proposal	S	Against	For
				To transact other business which comes before the meeting	M	For	For
WM	939322103	Washington Mutual	4/19/2005	For all Directors	M	For	For
WMT	931142103	Wal-Mart Stores, Inc.	6/3/2005	For all Directors	M	For	For
				Approval of stock incentive plan	M	For	For
				Ratification of Independent accountants	M	For	For
				Regarding an executive compensation framework	S	Against	For
				Regarding a "sustainability" report	S	Against	For
				Regarding an equity compensation report	S	Against	For
				Regarding a political contributions report	S	Against	For
				Regarding an equal opportunity report	S	Against	For
				Director Election Majority vote standard	S	Against	For
				Regarding Board Independence	S	Against	For
				Regarding "Performance-Vested" Shares	S	Against	For
XTO	98385X106	XTO Energy Inc.	5/17/2005	For all Directors	M	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By: /s/ Gerald Sparrow
Gerald Sparrow, President

Date: 8/11/05